Annual Fund Operating Expenses	Nov. 01, 2026
DF Dent Premier Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
DF Dent Premier Growth Fund | DF Dent Premier Growth Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.99%
DF Dent Midcap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
DF Dent Midcap Growth Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.98%	[3]
DF Dent Midcap Growth Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	0.85%	[3]
DF Dent Midcap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	0.79%	[3]
DF Dent Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
DF Dent Small Cap Growth Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	1.05%
DF Dent Small Cap Growth Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	0.95%
DF Dent Small Cap Growth Fund | Institutional Plus Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.21%)	[4]
Net Expenses (as a percentage of Assets)	0.85%

[1]	D.F. Dent and Company, Inc. (the “Adviser”) has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to 0.99% through October 31, 2027 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed.
[2]	D.F. Dent and Company, Inc. (the “Adviser”) has contractually agreed to waive a portion of its fee and/ or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) of Investor Shares, Institutional Shares and Institutional Plus Shares to 0.98%, 0.85% and 0.79% respectively, through October 31, 2027 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
[3]	For the Investor Shares, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may not correlate to the net expenses reflected in the Fund's Financial Highlights due to the effect of certain service provider waivers, which may be voluntary in nature.
[4]	D.F. Dent and Company, Inc. (the “Adviser”) has contractually agreed to waive a portion of its fee and/ or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) of Investor Shares, Institutional Shares and Institutional Plus Shares to 1.05%, 0.95% and 0.85%, respectively, through October 31, 2027 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.